Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	NEW ECONOMY FUND
Central Index Key	0000719608
Amendment Flag	false
Document Creation Date	Jan. 30, 2015
Document Effective Date	Feb. 01, 2015
Prospectus Date	Feb. 01, 2015
THE NEW ECONOMY FUND® | Class A
Risk/Return:
Trading Symbol	ANEFX
THE NEW ECONOMY FUND® | Class R-1
Risk/Return:
Trading Symbol	RNGAX
THE NEW ECONOMY FUND® | Class R-2
Risk/Return:
Trading Symbol	RNGBX
THE NEW ECONOMY FUND® | Class R-3
Risk/Return:
Trading Symbol	RNGCX
THE NEW ECONOMY FUND® | Class R-4
Risk/Return:
Trading Symbol	RNGEX
THE NEW ECONOMY FUND® | Class R-5
Risk/Return:
Trading Symbol	RNGFX
THE NEW ECONOMY FUND® | Class B
Risk/Return:
Trading Symbol	ANFBX
THE NEW ECONOMY FUND® | Class C
Risk/Return:
Trading Symbol	ANFCX
THE NEW ECONOMY FUND® | Class F-1
Risk/Return:
Trading Symbol	ANFFX
THE NEW ECONOMY FUND® | Class 529-A
Risk/Return:
Trading Symbol	CNGAX
THE NEW ECONOMY FUND® | Class 529-B
Risk/Return:
Trading Symbol	CNGBX
THE NEW ECONOMY FUND® | Class 529-C
Risk/Return:
Trading Symbol	CNGCX
THE NEW ECONOMY FUND® | Class 529-E
Risk/Return:
Trading Symbol	CNGEX
THE NEW ECONOMY FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CNGFX
THE NEW ECONOMY FUND® | Class F-2
Risk/Return:
Trading Symbol	NEFFX
THE NEW ECONOMY FUND® | Class R-6
Risk/Return:
Trading Symbol	RNGGX
THE NEW ECONOMY FUND® | Class R-2E
Risk/Return:
Trading Symbol	RNNEX